Page 1 of 9 Popular ABS Mortgage Pass-Through Trust, Series 2006-B August 25, 2006

Table of Contents
Distribution Report	2

Factor Report	2

Delinquency Group Total Report	6

Foreclosure Group Total Report	7

REO Group Total Report	7

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:
Nayades Ortega
JPMorgan Chase Bank, N.A. - Structured Finance Services
4 New York Plaza, Floor 6
New York, New York 10004
Tel: (212) 623-0613
Email: nayades.x.ortega@jpmorgan.com

Page 2 of 9 Popular ABS Mortgage Pass-Through Trust, Series 2006-B August 25, 2006

DISTRIBUTION IN DOLLARS
CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
A1	152,679,000.00	128,169,099.84	7,968,563.80	603,160.22	8,571,724.02	0.00	0.00	120,200,536.04
A2	52,396,000.00	52,396,000.00	0.00	250,634.81	250,634.81	0.00	0.00	52,396,000.00
A3	43,745,000.00	43,745,000.00	0.00	213,396.62	213,396.62	0.00	0.00	43,745,000.00
M1	23,659,000.00	23,659,000.00	0.00	117,043.04	117,043.04	0.00	0.00	23,659,000.00
M2	18,026,000.00	18,026,000.00	0.00	91,349.26	91,349.26	0.00	0.00	18,026,000.00
M3	4,989,000.00	4,989,000.00	0.00	25,497.25	25,497.25	0.00	0.00	4,989,000.00
M4	4,667,000.00	4,667,000.00	0.00	25,861.01	25,861.01	0.00	0.00	4,667,000.00
M5	4,185,000.00	4,185,000.00	0.00	23,730.69	23,730.69	0.00	0.00	4,185,000.00
M6	2,897,000.00	2,897,000.00	0.00	18,921.84	18,921.84	0.00	0.00	2,897,000.00
B1	3,058,000.00	3,058,000.00	0.00	20,105.08	20,105.08	0.00	0.00	3,058,000.00
B2	4,185,000.00	4,185,000.00	0.00	27,514.63	27,514.63	0.00	0.00	4,185,000.00
B3	7,402,000.00	6,485,881.33	447,498.64	42,641.97	490,140.61	0.00	0.00	6,038,382.69
R	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
TOTALS	321,888,000.00	296,461,981.17	8,416,062.44	1,459,856.42	9,875,918.86	0.00	0.00	288,045,918.73
X	321,895,820.95	298,987,578.94	0.00	142,186.77	142,186.77	0.00	0.00	291,019,015.14

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE
CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS-THRU RATE
A1	73316PKF6	839.46777121	52.19161640	3.95051199	56.14212839	787.27615481	5.465000%
A2	73316PKG4	1,000.00000000	0.00000000	4.78347221	4.78347221	1,000.00000000	5.555000%
A3	73316PKH2	1,000.00000000	0.00000000	4.87819454	4.87819454	1,000.00000000	5.665000%
M1	73316PKJ8	1,000.00000000	0.00000000	4.94708314	4.94708314	1,000.00000000	5.745000%
M2	73316PKK5	1,000.00000000	0.00000000	5.06763897	5.06763897	1,000.00000000	5.885000%
M3	73316PKL3	1,000.00000000	0.00000000	5.11069353	5.11069353	1,000.00000000	5.935000%
M4	73316PKM1	1,000.00000000	0.00000000	5.54124920	5.54124920	1,000.00000000	6.435000%
M5	73316PKN9	1,000.00000000	0.00000000	5.67041577	5.67041577	1,000.00000000	6.585000%
M6	73316PKP4	1,000.00000000	0.00000000	6.53152917	6.53152917	1,000.00000000	7.585000%
B1	73316PKQ2	1,000.00000000	0.00000000	6.57458470	6.57458470	1,000.00000000	7.635000%
B2	73316PKR0	1,000.00000000	0.00000000	6.57458304	6.57458304	1,000.00000000	7.635000%
B3	73316PKS8	876.23363010	60.45644961	5.76087139	66.21732099	815.77718049	7.635000%

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Page 3 of 9 Popular ABS Mortgage Pass-Through Trust, Series 2006-B August 25, 2006

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE
CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS-THRU RATE
TOTALS		921.00973373	26.14593411	4.53529308	30.68122720	894.86379961
X	N/A	928.83336620	0.00000000	0.44171673	0.44171673	904.07826446	0.570673%

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Page 4 of 9 Popular ABS Mortgage Pass-Through Trust, Series 2006-B August 25, 2006

Sec. 4.03(a)(i)	Dates

	Record Date	08/24/06
	Determination Date	08/23/06
	Distribution Date	08/25/06

Sec. 4.03(a)(ii)	Funds Allocable to Certificate Principal

	Scheduled Principal	159,597.93
	Curtailments	47,189.59
	Prepayments	7,761,776.28
	Repurchases	0.00
	Liquidation Proceeds	0.00

	Extra Principal Distribution Amount	0.00

Sec. 4.03 (a)(iii)	Interest Distribution Amounts

	Interest Distribution - A-1	603,160.22
	Unpaid Interest - A-1	0.00
	Remaining Unpaid Interest - A-1	0.00

	Interest Distribution - A-2	250,634.81
	Unpaid Interest - A-2	0.00
	Remaining Unpaid Interest - A-2	0.00

	Interest Distribution - A-3	213,396.62
	Unpaid Interest - A-3	0.00
	Remaining Unpaid Interest - A-3	0.00

	Interest Distribution - M-1	117,043.04
	Unpaid Interest - M-1	0.00
	Remaining Unpaid Interest - M-1	0.00

	Interest Distribution - M-2	91,349.26
	Unpaid Interest - M-2	0.00
	Remaining Unpaid Interest - M-2	0.00

	Interest Distribution - M-3	25,497.25
	Unpaid Interest - M-3	0.00
	Remaining Unpaid Interest - M-3	0.00

	Interest Distribution - M-4	25,861.01
	Unpaid Interest - M-4	0.00
	Remaining Unpaid Interest - M-4	0.00

	Interest Distribution - M-5	23,730.69

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Page 5 of 9 Popular ABS Mortgage Pass-Through Trust, Series 2006-B August 25, 2006

	Unpaid Interest - M-5	0.00
	Remaining Unpaid Interest - M-5	0.00

	Interest Distribution - M-6	18,921.84
	Unpaid Interest - M-6	0.00
	Remaining Unpaid Interest - M-6	0.00

	Interest Distribution - B-1	20,105.08
	Unpaid Interest - B-1	0.00
	Remaining Unpaid Interest - B-1	0.00

	Interest Distribution - B-2	27,514.63
	Unpaid Interest - B-2	0.00
	Remaining Unpaid Interest - B-2	0.00

	Interest Distribution - B-3	42,641.97
	Unpaid Interest - B-3	0.00
	Remaining Unpaid Interest - B-3	0.00

	Interest Reductions

	Net Prepayment Interest Shortfalls	0.00
	Relief Act Reductions	0.00

	Class A-1 Interest Reduction	0.00
	Class A-2 Interest Reduction	0.00
	Class A-3 Interest Reduction	0.00
	Class M-1 Interest Reduction	0.00
	Class M-2 Interest Reduction	0.00
	Class M-3 Interest Reduction	0.00
	Class M-4 Interest Reduction	0.00
	Class M-5 Interest Reduction	0.00
	Class M-6 Interest Reduction	0.00
	Class B-1 Interest Reduction	0.00
	Class B-2 Interest Reduction	0.00
	Class B-3 Interest Reduction	0.00

Sec. 4.03(a)(iv)	Available Funds Shortfall

	Class A-1 Available Funds Shortfall	0.00
	Class A-2 Available Funds Shortfall	0.00
	Class A-3 Available Funds Shortfall	0.00
	Class M-1 Available Funds Shortfall	0.00
	Class M-2 Available Funds Shortfall	0.00
	Class M-3 Available Funds Shortfall	0.00
	Class M-4 Available Funds Shortfall	0.00
	Class M-5 Available Funds Shortfall	0.00
	Class M-6 Available Funds Shortfall	0.00

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Page 6 of 9 Popular ABS Mortgage Pass-Through Trust, Series 2006-B August 25, 2006

	Class B-1 Available Funds Shortfall	0.00
	Class B-2 Available Funds Shortfall	0.00
	Class B-3 Available Funds Shortfall	0.00

Sec. 4.03(a)(vi)	Pool Principal Balances

	Beginning Pool Balance	298,987,578.94
	Ending Pool Balance	291,019,015.14
	Beginning Loan Count	1,618.00
	Ending Loan Count	1,581.00

Sec. 4.03(a)(vii)	Servicing Fee

	Servicing Fee	124,578.16

Sec. 4.03(a)(ix)	Delinquency Advances

	Delinquency Advances Included in Current Distribution	0.00
	Recouped Advances Included in Current Distribution	41,160.71
	Recouped Advances From Liquidations	0.00
	Aggregate Amount of Advances Outstanding	2,373,673.27

Sec. 4.03(a)(x)	Trustee Fee

	Trustee Fee	4,983.13

Section 4.03(a)(xi) A	Delinquencies

Delinquency Group Total Report
Group Totals
Period	Number	Principal Balance	Percentage
0-30 days	166	30,128,589.26	10.35%
31-60 days	39	8,049,778.46	2.77%
61-90 days	13	2,219,152.67	0.76%
91+days	0	0.00	0.00%
Total	218	40,397,520.39	13.88%

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Page 7 of 9 Popular ABS Mortgage Pass-Through Trust, Series 2006-B August 25, 2006

Sec. 4.03 (a)(xi) B	Loans in Foreclosure

Foreclosure Group Total Report
Number of Loans	Principal Balance	Percentage
19	4,378,301.87	1.50%

Sec. 4.03(a)(xii),(xiii)	Loans in REO

REO Group Total Report
Number of Loans	Principal Balance	Percentage
0	0.00	0.00%

	Market Value of REO Loans	0.00

Sec. 4.03(a)(xiv)	Aggregate Stated Principal Balance of the Three Largest Loans

	Three Largest Loans	2,553,412.07

Sec. 4.03(a)(xv)	Net WAC Cap Carryover

	Class A-1 Net WAC Cap Carryover Amounts Due	0.00
	Class A-1 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class A-2 Net WAC Cap Carryover Amounts Due	0.00
	Class A-2 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class A-3 Net WAC Cap Carryover Amounts Due	0.00
	Class A-3 Net WAC Cap Carryover Amounts Paid	0.00
	Class A-3 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class A-4 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-1 Net WAC Cap Carryover Amounts Due	0.00
	Class M-1 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-2 Net WAC Cap Carryover Amounts Due	0.00
	Class M-2 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-3 Net WAC Cap Carryover Amounts Due	0.00
	Class M-3 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-3 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-4 Net WAC Cap Carryover Amounts Due	0.00
	Class M-4 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-4 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-5 Net WAC Cap Carryover Amounts Due	0.00

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Page 8 of 9 Popular ABS Mortgage Pass-Through Trust, Series 2006-B August 25, 2006

	Class M-5 Net WAC Cap Carryover Amounts Paid	0.00
	Class M-5 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class M-6 Net WAC Cap Carryover Amounts Due	472.80
	Class M-6 Net WAC Cap Carryover Amounts Paid	472.80
	Class M-6 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class B-1 Net WAC Cap Carryover Amounts Due	630.74
	Class B-1 Net WAC Cap Carryover Amounts Paid	630.74
	Class B-1 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class B-2 Net WAC Cap Carryover Amounts Due	863.18
	Class B-2 Net WAC Cap Carryover Amounts Paid	863.18
	Class B-2 Net WAC Cap Carryover Remaining Amounts Due	0.00
	Class B-3 Net WAC Cap Carryover Amounts Due	1,337.76
	Class B-3 Net WAC Cap Carryover Amounts Paid	1,337.76
	Class B-3 Net WAC Cap Carryover Remaining Amounts Due	0.00

Sec. 4.03(a)(xvi)	Aggregate Principal Balance of Balloon Loans with Original Terms <= 36 Months and 60+ Contractually Past Due

	Aggregate Principal Balance of Balloon Loans	7,153,583.16

Sec. 4.03 (a)(xvii),(xxiv)	Realized Losses

	Current Period Realized Losses	0.00
	Cumulative Realized Losses	0.00

Sec. 4.03 (a)(xviii)	Reserve Funds

	Beginning Balance of Cap Reserve Fund	0.00
	Funds Deposited to Cap Reserve Fund	145,489.13
	Funds Withdrawn From Cap Reserve Fund For Distribution	145,489.13
	Ending Balance of Cap Reserve Fund	0.00

Sec. 4.03 (a)(xix)	Number of Loans Repurchased

	Number of Loans Repurchased	0.00

Sec. 4.03 (a)(xx)	Weighted Average Mortgage Rate of Outstanding Loans (as of first day of related Due Period)

	Weighted Average Mortgage Rate	8.16%

Sec. 4.03 (a)(xxi)	Weighted Average Remaining Term of Outstanding Loans

	Weighted Average Remaining Term	365.00

Sec. 4.03 (a)(xxii),(xxiii),(xxv)	Overcollateralization Amounts

	Overcollateralization Amount	2,973,096.41
	Overcollateralization Target Amount	2,973,096.41
	Overcollateralization Release Amount	0.00

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.

Page 9 of 9 Popular ABS Mortgage Pass-Through Trust, Series 2006-B August 25, 2006

	Overcollateralization Deficiency Amount	0.00

Sec. 4.03 (a)(xxvi)	Trigger Events

	Has a Trigger Event Occurred and is continuing?	NO
	Cumulative Realized Losses as a percentage of the Cut-off Date Pool Balance	0.00%

Sec. 4.03 (a)(xxvii)	60+ Day Delinquent Loans

	60+ Day Delinquent Loans as a percentage of the current Pool Balance	2.27%
	Six month rolling average of 60+ Day Delinquent Loans	0.01%

Sec. 4.03 (a)(xxviii)	Final Maturity Reserve Fund
	Beginning Balance of Final Maturity Reserve Fund	0.00
	Funds Withdrawn From Final Maturity Reserve Fund For Distribution	0.00
	Funds Deposited to Final Maturity Reserve Fund	0.00
	Ending Balance of Final Maturity Reserve Fund	0.00

Sec. 4.03 (a)(xxix),(xxx)	Recoveries

	Amount of Recoveries collected during Current Period	0.00
	Cumulative Recoveries	0.00

Sec. 4.03 (a)(xxxiii)	Has the Stepdown Date occurred?	NO
	Has the Optional Termination Date occurred?	NO

Sec. 4.03 (a)(xxxiv)	Senior Enhancement Percentage

	Senior Enhancement Percentage	25.66%
	Senior Specified Enhancement Percentage	46.40%

Copyright 2005 J.P.Morgan Chase & Co. All rights reserved.